Employee benefits: variable compensation	12 Months Ended
Dec. 31, 2023
Disclosure Equity Participation And Other Compensation Plans [Line Items]
Employee benefits: variable compensation [text block]

Note 27

Employee benefits: variable compensation

a) Plans offered
UBS has

several share-based

and other

deferred compensation

plans that

align the

interests of

Group Executive

Board
(GEB) members and other employees with the interests

of investors.

Share-based awards are granted

in the form of

notional shares and, where

permitted, carry a dividend

equivalent that may be
paid in notional shares or cash. Awards are settled by delivering UBS shares at vesting, except in jurisdictions where this is not
permitted for legal or tax reasons.

Deferred

compensation

awards

are

generally

forfeitable

upon,

among

other

circumstances,

voluntary

termination

of
employment with UBS. These compensation plans are also designed to meet regulatory requirements and include special
provisions

for

regulated

employees.

For

the

majority

of

variable

compensation

awards

granted

under

such

plans

to
employees of UBS AG, the

grantor entity is UBS

Group AG. Expenses associated

with these awards

are charged by

UBS
Group AG to UBS AG. For the purpose of this Note, refere

nces to shares refer to UBS Group AG shares.
The most significant deferred compensation plans

are described below.
›
Refer to Note 1a

item 4 for a description of the accounting

policy related to share-based and other deferred compensation plans
Mandatory deferred compensation plans
Long-Term Incentive Plan
The Long-Term

Incentive Plan

(LTIP)

is a

mandatory deferred

share-based

compensation plan

for senior

leaders of

the
Group (i.e., GEB members and selected senior management).
The number of notional shares delivered at vesting depends on two equally weighted performance metrics over a three-
year

performance

period:

return

on

common

equity

tier

1

(CET1)

capital

and

relative

total

shareholder

return,

which
compares

the

total

shareholder

return

(TSR)

of

UBS

with

the

TSR

of

an

index

consisting

of

listed

Global

Systemically
Important

Banks as

determined

by the

Financial Stability

Board (excluding

UBS). The

final number

of shares

vest

over
three

years

following the

performance

period for

GEB

members,

and cliff-vest

in

the

year

following the

performance
period for selected senior management.
Equity Ownership Plan / Fund Ownership Plan
The Equity Ownership Plan

(EOP) is the deferred

share-based compensation

plan for employees outside

of the GEB that
are subject to deferral requirements.

EOP awards generally vest over three

years.

Certain Asset

Management employees

receive some

or all of

their EOP

in the form

of notional

funds (Fund

Ownership
Plan or FOP, previously

named AM EOP).

This plan is

generally delivered in

cash and vests

over three years.

The amount
delivered depends on the value of the underlying investment

funds at the time of vesting.
Deferred Contingent Capital Plan
The

Deferred

Contingent

Capital

Plan

(DCCP)

is

a

deferred

compensation

plan

for

all

employees

who

are

subject

to
deferral requirements.

Such employees

are

awarded

notional additional

tier 1

(AT1)

capital instruments,

which, at

the
discretion of UBS, can be settled in cash or a perpetual, marketable AT1 capital instrument. DCCP awards generally bear notional

interest

paid

annually

(except

for

certain

regulated

employees)

and

vest

in

full

after

five

years.

Awards

are
forfeited if a

viability event occurs

(i.e., if FINMA

notifies the firm

that the DCCP

awards must be written

down to mitigate
the risk of insolvency,

bankruptcy or failure

of UBS) or

if the firm

receives a commitment

of extraordinary

support from
the public

sector that

is necessary

to prevent

such an

event. DCCP

awards are

also written

down if

the Group’s

CET1
capital ratio falls

below a defined threshold. In

addition, GEB members forfeit
20
% of DCCP

awards for each loss-making
year during the vesting period.
Financial advisor variable compensation
In line with market practice for US wealth management businesses, the compensation for US financial advisors in Global
Wealth Management

consists of cash

compensation and deferred

compensation awards, determined

using a formulaic
approach based on production.

Cash

compensation

reflects

a

percentage

of

the

compensable

production

that

each

financial

advisor

generates.
Compensable production is generally based on transaction revenue and investment advisory fees and may reflect further adjustments. The percentage rate generally varies based

on the level of the production and firm tenure.
Financial

advisors

may

also

be

granted

annual

deferred

compensation.

These

amounts

generally

vest

over

a

six-year
period. The annual deferred compensation amount reflects

the overall percentage rate and production.

Cash compensation and

deferred compensation awards

may be reduced

for, among other

things, errors, negligence

or
carelessness, or failure to comply with the firm’s rules, standards, practices and / or policies, and / or applicable laws and regulations.

Financial

advisors

may

also

participate

in

additional

programs

to

support

promoting

and

developing

their

business

or
supporting the transition of

client relationships where appropriate. Financial

advisor compensation also includes

expenses
related to compensation commitments with financial advisors

entered into at the time of recruitment that are

subject to
vesting requirements.

b) Effect on the income statement
Effect on the income statement for the financial year and

future periods
The table

below provides

information about

compensation

expenses related

to total

variable compensation

that were
recognized in the financial year ended

31 December 2023, as well as

expenses that were deferred and will be

recognized
in the income statement for 2024

and later.

The majority of expenses deferred

to 2024 and later that are

related to the
2023 performance

year pertain

to awards

granted in

February 2024.

The total

unamortized compensation

expense for
unvested share

-based awards

granted up

to 31 December

2023 will

be recognized

in future

periods over

a weighted
average period of 2.6

years.

Variable compensation
Expenses recognized in 2023 Expenses deferred to 2024 and later 1
USD m
Related to the
2023
performance
year
Related to prior
performance
years Total
Related to the
2023
performance
year
Related to prior
performance
years Total
Non-deferred cash 1,884 (36) 1,848 0 0 0
Deferred compensation awards 356 637 993 537 731 1,268
of which: Equity Ownership Plan 95 319 415 180 235 416
of which: Deferred Contingent Capital Plan 124 233 357 216 436 652
of which: Long-Term Incentive Plan 121 39 160 112 33 145
of which: Fund Ownership Plan 15 45 61 28 27 55
Variable compensation – performance awards 2,240 601 2,841 537 731 1,268
Variable compensation – financial advisors
2
3,761 788 4,549 1,236 3,300 4,536
of which: non-deferred cash 3,440 (4) 3,436 0 0 0
of which: deferred share-based awards 110 87 197 113 209 321 of which: deferred cash-based awards 169 245 414 301 1,029 1,331 of which: compensation commitments with recruited financial

advisors
42 459 501 822 2,062 2,884
Variable compensation – other
3
168 111 279 224 214 438
Total variable compensation 6,169 1,500 7,669
4
1,997 4,245 6,242
1 Estimate as

of 31 December 2023.

Actual amounts to

be expensed in

future periods may

vary; e.g., due

to forfeiture of

awards.

2 Financial advisor compensation

consists of cash

and deferred compensation
awards and is based on

compensable revenues and firm tenure

using a formulaic approach. It

also includes expenses related to

compensation commitments with financial advisors

entered into at the time

of recruitment
that are subject to vesting requirements.

3 Consists of replacement payments, forfeiture credits,

severance payments, retention plan payments and interest

expense related to the Deferred Contingent Capital Plan.

4 Includes USD 818
m in expenses related to share-based compensation

(performance awards: USD
575 m; other variable compensation: USD 46 m; financial advisor compensation: USD 197 m). A further USD 135 m in expenses related to share-based compensation

was recognized within other expense categories

included in Note 6 (salaries: USD
4
m related to role-based allowances;

social security: USD
109 m; other personnel
expenses: USD 22 m related to the Equity Plus Plan).

Variable compensation (continued)
Expenses recognized in 2022 Expenses deferred to 2023 and later 1
USD m
Related to the
2022
performance
year
Related to prior
performance
years Total
Related to the
2022
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,012 (9) 2,003 0 0 0
Deferred compensation awards 346 561 907 582 730 1,312
of which: Equity Ownership Plan 191 225 416 294 240 534
of which: Deferred Contingent Capital Plan 123 211 334 238 395 634
of which: Long-Term Incentive Plan 11 30 41 30 40 70
of which: Fund Ownership Plan 21 95 116 20 54 74
Variable compensation – performance awards 2,358 552 2,910 582 730 1,312
Variable compensation – financial advisors
2
3,799 709 4,508 1,290 2,652 3,942
of which: non-deferred cash 3,481 0 3,481 0 0 0
of which: deferred share-based awards 104 62 166 122 180 302 of which: deferred cash-based awards 185 215 400 588 636 1,224 of which: compensation commitments with recruited financial

advisors
29 432 461 580 1,836 2,416
Variable compensation – other
3
146 72 217 230 189 419
Total variable compensation 6,304 1,332 7,636
4
2,101 3,571 5,672
1 Estimate as

of 31 December

2022. Actual amounts

to be expensed

in future periods

may vary; e.g.,

due to forfeiture

of awards.

2 Financial advisor compensation

consists of cash

and deferred compensation
awards and is based on

compensable revenues and firm tenure

using a formulaic approach. It

also includes expenses related to

compensation commitments with financial advisors entered

into at the time of

recruitment
that are subject to vesting requirements.

3 Consists of replacement payments, forfeiture credits,

severance payments, retention plan payments

and interest expense related to the Deferred Contingent Capital Plan.

4 Includes USD 680 m in expenses related to share-based compensation (performance awards: USD 457 m; other variable compensation: USD 56 m; financial advisor compensation: USD 166 m). A further USD 80 m in expenses related to

share-based compensation

was recognized

within other

expense categories

included in

Note 6 (salaries:

USD
4
m related to

role-based allowances;

social security:

USD
57
m; other

personnel
expenses: USD 19 m related to the Equity Plus Plan).

Variable compensation (continued)
Expenses recognized in 2021 Expenses deferred to 2022 and later
1
USD m
Related to the
2021
performance
year
Related to prior
performance
years Total
Related to the
2021
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,136 (8) 2,128 0 0 0
Deferred compensation awards 389 399 788 767 606 1,373
of which: Equity Ownership Plan 175 174 350 374 180 553
of which: Deferred Contingent Capital Plan 134 151 285 290 318 608
of which: Long-Term Incentive Plan 51 17 69 48 32 79
of which: Fund Ownership Plan 29 55 84 56 77 133
Variable compensation – performance awards 2,525 391 2,916 767 606 1,373
Variable compensation – financial advisors
2
4,175 685 4,860 1,097 2,323 3,419
of which: non-deferred cash 3,858 (6) 3,853 0 0 0
of which: deferred share-based awards 106 51 157 123 146 269 of which: deferred cash-based awards 170 202 372 311 495 806 of which: compensation commitments with recruited financial

advisors
41 438 479 662 1,682 2,344
Variable compensation – other
3
163 33 196 210 178 388
Total variable compensation 6,863 1,109 7,973
4
2,074 3,107 5,181
1 Estimate as of 31

December 2021. Actual amounts

expensed may vary; e.g.,

due to forfeiture of

awards.

2 Financial advisor compensation

consists of cash and

deferred compensation awards and

is based on
compensable revenues and firm tenure using

a formulaic approach. It also includes

expenses related to compensation commitments

with financial advisors entered into

at the time of recruitment that

are subject to
vesting requirements.

3 Consists

of replacement

payments, forfeiture

credits, severance

payments, retention

plan payments

and interest

expense related

to the

Deferred Contingent

Capital Plan.

4 Includes
USD 631
m in expenses related to share-based compensation

(performance awards: USD
419 m; other variable compensation: USD 56 m; financial advisor compensation: USD 157 m). A further USD 77 m in expenses related to share-based

compensation was

recognized within

other expense categories

included in Note

6 (salaries: USD
5
m related to

role-based allowances;

social security: USD
59
m; other personnel

expenses:
USD 13 m related to the Equity Plus Plan).

c) Outstanding share-based compensation awards
Share and performance share awards
Movements in

outstanding share

-based awards

granted by

UBS AG and

its subsidiaries

to employees

during 2023

and
2022 are provided in the table below.

Movements in outstanding share-based compensation

awards
Number of shares
2023
Weighted
average grant
date fair
value (USD)
Number of shares
2022
Weighted
average grant
date fair
value (USD)
Outstanding, at the beginning of the year 614,428 17 295,921 15
Awarded during the year 279,310 20 358,424 19
Distributed during the year (132,770) 15 (37,994) 14
Forfeited during the year (4,043) 19 (1,923) 15
Outstanding, at the end of the year 756,925 19 614,428 17
of which: shares vested for accounting purposes 217,420 174,329

The

total

carrying

amount

of

the

liability

related

to

cash-settled

share-based

awards

as

of

31 December

2023

and
31 December 2022 was USD 14 m and USD 7 m, respectively.
d) Valuation
UBS share awards
UBS measures compensation expense

based on the average market

price of UBS shares

on the grant date as quoted

on
the SIX

Swiss Exchange,

taking into

consideration post-vesting

sale and

hedge restrictions,

non-vesting conditions

and
market conditions, where

applicable. The fair

value of

the share awards subject

to post-vesting sale

and hedge restrictions
is discounted on

the basis of

the duration of

the post-vesting restriction

and is referenced

to the cost

of purchasing

an
at-the-money European

put option

for the

term of

the transfer

restriction. The

grant date

fair value

of notional

shares
without dividend

entitlements also

includes a

deduction for

the present

value of

future

expected dividends

to be

paid
between the grant date and distribution.